Property Plant and Equipment - Summary of Depreciation Expense and Impairment Losses Relating to Property Plant and Equipment and Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and Amortisation loss	€ (171)	€ (155)	€ (140)
Depreciation expense and impairment loss	(171)	(155)	(592)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense and impairment loss			(452)
Cost of sales.
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and Amortisation loss	(160)	(147)	(132)
Selling and administrative expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and Amortisation loss	(8)	(6)	(6)
Research and development expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and Amortisation loss	€ (3)	€ (2)	€ (2)